Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Schedule of stock option activity

A summary of the activity in the plan follows:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Options outstanding, beginning of year	46,656	$16.62	49,232	$16.46	49,232	$16.46
Options granted	—	—	—	—	—	—
Options exercised	2,625	$13.70	2,576	$13.44	—	—
Options forfeited or expired	7,131	$15.97	—	—	—	—
Options outstanding, end of year	36,900	$16.95	46,656	$16.62	49,232	$16.46

Options exercisable at December 31	36,900	$16.95	46,656	$16.62	46,357	$16.64

Schedule of outstanding stock options

Information pertaining to options outstanding at December 31, 2012 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.50	10,000	10,000	5.07
$13.70	2,100	2,100	0.04
$16.31	5,512	5,512	1.06
$17.95	8,000	8,000	4.05
$18.85	5,250	5,250	3.05
$21.43	6,038	6,038	2.05